Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

March 31, 2019

SED-QTLY-0519
1.924255.108

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.4%
		Principal Amount(a)	Value
Argentina - 2.3%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$5,255,000	$4,940,357
Banco Hipotecario SA 9.75% 11/30/20 (b)		3,539,000	3,511,378
Banco Macro SA 6.75% 11/4/26 (b)(c)		7,095,000	5,968,669
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	10,202
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		3,825,000	3,700,688
Petrobras Energia SA 7.375% 7/21/23 (b)		1,960,000	1,835,050
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,940,000	1,825,540
YPF SA 8.75% 4/4/24 (b)		7,935,000	7,933,254

TOTAL ARGENTINA			29,725,138

Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		5,950,000	6,670,843
Bahrain - 0.2%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,855,000	1,963,981
7.625% 11/7/24 (b)		1,115,000	1,217,027

TOTAL BAHRAIN			3,181,008

Bangladesh - 1.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		14,260,000	14,153,050
8.625% 5/6/19 (Reg. S)		200,000	198,500

TOTAL BANGLADESH			14,351,550

British Virgin Islands - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		13,700,000	12,815,734
Canada - 0.4%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		2,770,000	2,707,675
Frontera Energy Corp. 9.7% 6/25/23 (b)		2,965,000	3,098,114

TOTAL CANADA			5,805,789

Cayman Islands - 0.8%
Comcel Trust 6.875% 2/6/24 (b)		3,050,000	3,168,188
CSN Islands XI Corp. 6.875% 9/21/19 (b)		5,580,000	5,614,875
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(d)		11,905,000	1,787,714
Sparc Em Spc 0% 12/5/22 (b)		397,186	365,907

TOTAL CAYMAN ISLANDS			10,936,684

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,455,000	1,483,773
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,420,000	2,492,600
JSC BGEO Group 6% 7/26/23 (b)		4,515,000	4,498,069
JSC Georgian Railway 7.75% 7/11/22 (b)		845,000	903,094

TOTAL GEORGIA			7,893,763

Indonesia - 1.3%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		920,000	946,496
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		4,005,000	4,185,225
PT Pertamina Persero:
5.625% 5/20/43 (b)		2,634,000	2,727,915
6% 5/3/42 (b)		2,895,000	3,139,845
6.5% 5/27/41 (b)		2,115,000	2,410,307
6.5% 11/7/48 (b)		3,400,000	3,918,075

TOTAL INDONESIA			17,327,863

Ireland - 0.6%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		2,595,000	2,670,138
Borets Finance DAC 6.5% 4/7/22 (b)		3,235,000	3,251,676
CBOM Finance PLC 5.55% 2/14/23 (b)		2,210,000	2,138,175

TOTAL IRELAND			8,059,989

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	125,400,000	1,774,775
Luxembourg - 1.0%
CSN Resources SA 6.5% 7/21/20 (b)		7,600,000	7,600,000
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,345,000	2,494,377
Sistema International Funding SA 6.95% 5/17/19 (b)		2,890,000	2,871,938

TOTAL LUXEMBOURG			12,966,315

Mauritius - 0.2%
HTA Group Ltd. 9.125% 3/8/22 (b)		1,900,000	1,976,000
Mexico - 8.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	85,220,000	4,022,170
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,780,000	1,933,525
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		1,710,000	1,795,500
Metalsa SA de CV 4.9% 4/24/23 (b)		4,975,000	4,902,887
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,515,000	14,661,675
6.625% 6/15/38		285,000	261,345
8.625% 12/1/23 (c)		320,000	355,200
Petroleos Mexicanos:
3.5% 1/30/23		1,770,000	1,690,527
4.625% 9/21/23		1,320,000	1,300,213
4.875% 1/24/22		6,470,000	6,525,060
4.875% 1/18/24		10,120,000	9,988,339
6.375% 1/23/45		7,390,000	6,527,587
6.5% 3/13/27		2,680,000	2,683,243
6.5% 6/2/41		32,675,000	29,577,083
6.625% (b)(e)		1,500,000	1,295,588
6.75% 9/21/47		15,292,000	14,107,482
6.875% 8/4/26		2,570,000	2,678,711
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		11,872,000	11,419,855

TOTAL MEXICO			115,725,990

Mongolia - 0.5%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,160,000	1,203,557
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,033,000	5,247,532

TOTAL MONGOLIA			6,451,089

Netherlands - 3.8%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,992,000	2,647,920
GTH Finance BV 7.25% 4/26/23 (b)		5,410,000	5,767,926
KazMunaiGaz Finance Sub BV 6.375% 10/24/48 (b)		1,240,000	1,357,552
Metinvest BV 7.75% 4/23/23 (b)		10,795,000	10,511,631
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		14,107,000	8,884,250
Petrobras Global Finance BV 8.75% 5/23/26		15,935,000	18,827,203
VTR Finance BV 6.875% 1/15/24 (b)		1,923,000	1,957,883

TOTAL NETHERLANDS			49,954,365

Nigeria - 1.9%
Access Bank PLC 9.25% 6/24/21 (b)(c)		3,290,000	3,298,225
Fidelity Bank PLC 10.5% 10/16/22 (b)		2,695,000	2,796,063
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,315,000	10,273,740
7.375% 5/30/22 (b)		8,415,000	8,635,894

TOTAL NIGERIA			25,003,922

Singapore - 0.4%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		4,575,000	4,692,051
South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		895,000	883,813
5.75% 1/26/21 (Reg. S)		6,160,000	6,083,000
6.75% 8/6/23 (b)		2,205,000	2,177,438

TOTAL SOUTH AFRICA			9,144,251

Spain - 0.1%
International Airport Finance SA 12% 3/15/33 (b)		1,200,000	1,279,200
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,230,000	1,934,525
Turkey - 1.8%
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		2,040,000	1,984,308
7.2% 3/16/27 (b)(c)		2,525,000	2,158,433
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,255,000	1,244,960
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		4,600,000	4,163,000
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		2,695,000	2,671,688
4.75% 4/29/21 (b)		875,000	815,938
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		1,200,000	1,189,500
6.125% 5/24/27 (b)(c)		2,470,000	2,087,372
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		6,995,000	6,156,300
6.875% 2/3/25 (Reg. S) (c)		1,955,000	1,722,844

TOTAL TURKEY			24,194,343

United Kingdom - 2.7%
Biz Finance PLC 9.625% 4/27/22 (b)		8,840,000	8,919,560
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		8,865,000	8,855,559
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		485,000	481,969
10.375% 4/7/19 (b)		550,000	546,563
10.375% 4/7/19 (Reg. S)		1,177,500	1,170,141
10.375% 4/7/19 (Reg. S)		1,965,000	1,952,719
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,504,000	1,521,379
Polyus Finance PLC 5.25% 2/7/23 (b)		3,240,000	3,233,066
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		1,025,500	1,013,963
Vedanta Resources PLC:
6.375% 7/30/22 (b)		5,085,000	4,909,542
8.25% 6/7/21 (b)		2,670,000	2,756,815

TOTAL UNITED KINGDOM			35,361,276

United States of America - 2.6%
Azul Investments LLP 5.875% 10/26/24 (b)		1,865,000	1,750,983
Citgo Holding, Inc. 10.75% 2/15/20 (b)		4,370,000	4,480,124
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)(f)		3,825,000	3,790,575
7.875% 8/1/21 (b)		8,285,000	8,456,500
7.875% 8/1/21 (b)		5,773,000	5,866,811
Pan American Energy LLC 7.875% 5/7/21 (b)		1,561,000	1,579,584
Stillwater Mining Co. 6.125% 6/27/22 (b)		8,250,000	8,043,750

TOTAL UNITED STATES OF AMERICA			33,968,327

Venezuela - 0.9%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		6,115,000	1,383,519
5.5% 4/12/37 (d)		3,475,000	786,219
6% 5/16/24 (b)(d)		8,980,000	2,009,275
6% 11/15/26 (b)(d)		15,840,000	3,544,200
9.75% 5/17/35 (b)(d)		12,585,000	3,429,413
12.75% 2/17/22 (b)(d)		3,065,000	831,381

TOTAL VENEZUELA			11,984,007

TOTAL NONCONVERTIBLE BONDS
(Cost $474,396,167)			454,662,570

Government Obligations - 57.2%
Angola - 0.1%
Angola Republic 9.375% 5/8/48 (b)		1,270,000	1,370,311
Argentina - 8.8%
Argentine Republic:
5.625% 1/26/22		11,365,000	9,790,948
6.875% 4/22/21		28,590,000	26,116,965
7.5% 4/22/26		40,025,000	33,835,714
7.625% 4/22/46		5,400,000	4,238,757
Buenos Aires Province:
9.95% 6/9/21 (b)		5,680,000	5,339,200
10.875% 1/26/21 (b)		4,676,667	4,536,367
10.875% 1/26/21 (Reg. S)		10,850,000	10,524,500
City of Buenos Aires 8.95% 2/19/21 (b)		1,048,550	1,024,958
Province of Santa Fe 7% 3/23/23 (b)		7,465,000	6,326,588
Provincia de Cordoba:
7.125% 6/10/21 (b)		13,290,000	11,429,400
7.45% 9/1/24 (b)		4,200,000	3,378,291

TOTAL ARGENTINA			116,541,688

Armenia - 0.2%
Republic of Armenia:
6% 9/30/20 (b)		1,681,000	1,712,519
7.15% 3/26/25 (b)		655,000	722,956

TOTAL ARMENIA			2,435,475

Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		535,000	552,388
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(d)		1,935,000	1,119,968
7.25% 12/15/21 (b)(d)		185,000	105,311

TOTAL BARBADOS			1,225,279

Belarus - 0.9%
Belarus Republic:
6.875% 2/28/23 (b)		7,215,000	7,566,731
7.625% 6/29/27 (b)		3,540,000	3,805,500

TOTAL BELARUS			11,372,231

Bermuda - 0.2%
Bermuda Government:
3.717% 1/25/27 (b)		885,000	875,075
4.75% 2/15/29 (b)		1,760,000	1,863,972

TOTAL BERMUDA			2,739,047

Brazil - 2.2%
Brazilian Federative Republic:
5.625% 1/7/41		10,335,000	10,444,189
5.625% 2/21/47		4,300,000	4,275,641
8.25% 1/20/34		10,110,000	12,902,230
10% 1/1/21	BRL	5,120,000	1,364,470

TOTAL BRAZIL			28,986,530

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		7,080,000	7,516,376
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41		1,025,000	1,209,044
7.375% 9/18/37		1,360,000	1,777,785
10.375% 1/28/33		3,449,000	5,297,578

TOTAL COLOMBIA			8,284,407

Costa Rica - 0.2%
Costa Rican Republic:
4.25% 1/26/23 (b)		1,400,000	1,332,975
7.158% 3/12/45 (b)		1,400,000	1,365,000

TOTAL COSTA RICA			2,697,975

Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		1,765,000	1,813,538
5.95% 1/25/27 (b)		2,870,000	3,013,500
6% 7/19/28 (b)		1,825,000	1,921,953
6.6% 1/28/24 (b)		2,575,000	2,781,000
6.85% 1/27/45 (b)		2,645,000	2,843,375
6.875% 1/29/26 (b)		3,725,000	4,088,188
7.45% 4/30/44 (b)		4,215,000	4,771,380

TOTAL DOMINICAN REPUBLIC			21,232,934

Ecuador - 1.2%
Ecuador Republic:
8.875% 10/23/27 (b)		8,960,000	8,986,880
9.65% 12/13/26 (b)		4,795,000	5,029,356
10.75% 1/31/29 (b)		1,575,000	1,745,888

TOTAL ECUADOR			15,762,124

Egypt - 3.1%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		1,980,000	1,957,725
5.875% 6/11/25		1,730,000	1,710,538
5.875% 6/11/25 (b)		105,000	103,819
6.125% 1/31/22 (b)		19,085,000	19,323,563
6.2004% 3/1/24 (b)		1,550,000	1,567,438
7.5% 1/31/27 (b)		3,805,000	3,985,738
7.6003% 3/1/29 (b)		1,550,000	1,590,688
7.903% 2/21/48 (b)		2,340,000	2,263,950
8.5% 1/31/47 (b)		8,135,000	8,297,700

TOTAL EGYPT			40,801,159

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		1,350,000	1,317,229
7.375% 12/1/19 (b)		7,195,000	7,239,717
7.65% 6/15/35 (Reg. S)		370,000	384,804
7.75% 1/24/23 (b)		2,555,000	2,695,525

TOTAL EL SALVADOR			11,637,275

Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)		2,895,000	2,768,344
Ghana - 0.3%
Ghana Republic:
7.875% 8/7/23 (b)		1,113,536	1,163,645
7.875% 8/7/23 (Reg.S)		1,170,000	1,222,650
7.875% 3/26/27 (b)		1,530,000	1,543,388

TOTAL GHANA			3,929,683

Indonesia - 2.3%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,824,891
6.625% 2/17/37 (b)		2,700,000	3,305,138
6.75% 1/15/44 (b)		2,585,000	3,312,587
7.75% 1/17/38 (b)		7,170,000	9,751,451
8.125% 5/15/24	IDR	21,083,000,000	1,539,770
8.5% 10/12/35 (Reg. S)		7,560,000	10,765,553

TOTAL INDONESIA			30,499,390

Iraq - 1.4%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		18,010,000	17,289,600
6.752% 3/9/23 (b)		1,825,000	1,852,375

TOTAL IRAQ			19,141,975

Ivory Coast - 0.5%
Ivory Coast 5.75% 12/31/32		6,602,880	6,272,736
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		1,840,000	1,812,400
Kenya - 0.2%
Republic of Kenya:
6.875% 6/24/24 (b)		1,350,000	1,385,438
7.25% 2/28/28 (b)		865,000	873,650

TOTAL KENYA			2,259,088

Lebanon - 3.0%
Lebanese Republic:
5.45% 11/28/19		9,215,000	8,976,562
5.5% 4/23/19		4,725,000	4,701,375
5.8% 4/14/20		3,100,000	2,925,625
6% 5/20/19		13,270,000	13,187,063
6% 1/27/23		2,925,000	2,489,906
6.375% 3/9/20		7,865,000	7,581,034

TOTAL LEBANON			39,861,565

Malaysia - 0.5%
Malaysian Government 3.955% 9/15/25	MYR	28,865,000	7,153,500
Mexico - 1.2%
United Mexican States:
4.5% 4/22/29		2,745,000	2,834,213
6.05% 1/11/40		7,885,000	8,988,900
6.5% 6/9/22	MXN	90,720,000	4,501,215

TOTAL MEXICO			16,324,328

Mongolia - 0.3%
Mongolian People's Republic 8.75% 3/9/24 (b)		3,185,000	3,579,542
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (b)		2,295,000	2,332,294
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,071,875	1,066,516
Nigeria - 0.2%
Republic of Nigeria:
6.375% 7/12/23 (b)		1,190,000	1,227,146
9.248% 1/21/49 (b)		1,365,000	1,511,738

TOTAL NIGERIA			2,738,884

Oman - 0.8%
Sultanate of Oman:
3.875% 3/8/22 (b)		4,455,000	4,303,530
4.125% 1/17/23 (b)		1,370,000	1,308,350
5.375% 3/8/27 (b)		1,225,000	1,139,250
6.5% 3/8/47 (b)		1,520,000	1,333,800
6.75% 1/17/48 (b)		3,375,000	2,995,313

TOTAL OMAN			11,080,243

Pakistan - 1.5%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		5,965,000	5,997,897
7.25% 4/15/19 (b)		10,100,000	10,024,250
8.25% 4/15/24 (b)		3,025,000	3,219,250

TOTAL PAKISTAN			19,241,397

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		860,000	925,175
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		1,585,000	1,652,363
Peru - 0.3%
Peruvian Republic 4% 3/7/27 (g)		3,350,000	3,355,598
Qatar - 1.4%
State of Qatar:
4% 3/14/29 (b)		7,640,000	7,877,642
4.5% 4/23/28 (b)		9,520,000	10,198,300
5.103% 4/23/48 (b)		605,000	662,774

TOTAL QATAR			18,738,716

Russia - 2.8%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		3,600,000	3,650,400
5.25% 6/23/47 (b)		10,600,000	10,620,935
5.625% 4/4/42 (b)		4,100,000	4,434,150
5.875% 9/16/43 (b)		1,850,000	2,065,525
7.6% 7/20/22	RUB	345,635,000	5,230,485
12.75% 6/24/28 (Reg. S)		7,150,000	11,475,750

TOTAL RUSSIA			37,477,245

Rwanda - 0.1%
Rwanda Republic 6.625% 5/2/23 (b)		1,705,000	1,734,838
Saudi Arabia - 0.6%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		2,520,000	2,487,870
4.375% 4/16/29 (b)		4,580,000	4,762,055

TOTAL SAUDI ARABIA			7,249,925

Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		1,735,000	1,882,475
South Africa - 0.3%
South African Republic 10.5% 12/21/26	ZAR	51,475,000	3,943,901
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,225,000	2,205,531
5.75% 4/18/23 (b)		3,050,000	3,010,914
6.2% 5/11/27 (b)		1,320,000	1,267,365
6.25% 10/4/20 (b)		3,605,000	3,653,902
6.25% 7/27/21 (b)		1,560,000	1,583,127
6.825% 7/18/26 (b)		930,000	930,702
6.85% 3/14/24 (b)		1,750,000	1,793,750
6.85% 11/3/25 (b)		1,250,000	1,261,881

TOTAL SRI LANKA			15,707,172

Turkey - 6.4%
Turkish Republic:
5.125% 3/25/22		4,785,000	4,612,907
5.625% 3/30/21		7,605,000	7,490,925
5.75% 5/11/47		1,720,000	1,365,981
6% 3/25/27		2,800,000	2,560,698
6.25% 9/26/22		28,690,000	28,297,951
6.75% 5/30/40		5,265,000	4,660,552
6.875% 3/17/36		7,010,000	6,361,750
7% 6/5/20		6,655,000	6,713,231
7.25% 12/23/23		9,020,000	9,066,137
7.25% 3/5/38		5,105,000	4,761,306
7.375% 2/5/25		7,560,000	7,560,000
8% 2/14/34		1,235,000	1,242,132

TOTAL TURKEY			84,693,570

Ukraine - 5.1%
Ukraine Government:
7.75% 9/1/19 (b)		5,750,000	5,765,813
7.75% 9/1/20 (b)		13,705,000	13,656,690
7.75% 9/1/21 (b)		27,977,000	27,753,184
7.75% 9/1/22 (b)		17,357,000	17,048,913
7.75% 9/1/27 (b)		4,070,000	3,793,240

TOTAL UKRAINE			68,017,840

United States of America - 2.8%
U.S. Treasury Bonds 3% 2/15/48		12,890,000	13,368,843
U.S. Treasury Notes 2% 11/15/26		24,467,000	23,887,820

TOTAL UNITED STATES OF AMERICA			37,256,663

Uruguay - 0.3%
Uruguay Republic:
4.375% 1/23/31		1,765,000	1,844,425
7.875% 1/15/33 pay-in-kind		1,500,000	2,081,873

TOTAL URUGUAY			3,926,298

Venezuela - 1.1%
Venezuelan Republic:
9.25% 9/15/27 (d)		27,915,000	8,723,438
11.95% 8/5/31 (Reg. S) (d)		17,015,000	5,104,500
12.75% 8/23/22 (d)		3,625,000	1,123,750

TOTAL VENEZUELA			14,951,688

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (c)(h)		425,000	422,964
5.5% 3/12/28		12,509,833	12,366,783

TOTAL VIETNAM			12,789,747

TOTAL GOVERNMENT OBLIGATIONS
(Cost $776,434,333)			757,520,298

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,397,796)		INR 221,300,000	3,154,369

Preferred Securities - 2.8%
Brazil - 0.2%
Itau Unibanco Holding SA 6.125% (b)(c)(e)		2,930,000	2,867,752
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(e)		7,215,000	7,617,092
Cosan Overseas Ltd. 8.25% (e)		9,950,000	10,149,000
Odebrecht Finance Ltd.:
7.5% (b)(d)(e)		10,715,000	1,530,370
7.5% (Reg. S) (d)(e)		300,000	42,848

TOTAL CAYMAN ISLANDS			19,339,310

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(e)		2,070,000	2,152,490
Ireland - 0.8%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(e)		5,460,000	5,274,114
Tinkoff Credit Systems 9.25% (Reg. S) (c)(e)		4,930,000	5,032,273

TOTAL IRELAND			10,306,387

Mexico - 0.1%
Banco Mercantil del Norte SA 7.625% (b)(c)(e)		1,935,000	1,935,000
TOTAL PREFERRED SECURITIES
(Cost $40,490,447)			36,600,939
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.48% (i)
(Cost $64,284,958)		64,276,667	64,289,522
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,359,003,701)			1,316,227,698
NET OTHER ASSETS (LIABILITIES) - 0.5%			6,946,628
NET ASSETS - 100%			$1,323,174,326

Currency Abbreviations

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $664,371,132 or 50.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$424,877
Total	$424,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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